INVESTMENTS AND OTHER FINANCIAL ASSETS - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about unconsolidated subsidiaries [line items]
Other securities and financial assets	€ 6,162	€ 6,698
Liberty Media
Disclosure of information about unconsolidated subsidiaries [line items]
Other securities and financial assets	€ 5,142	€ 5,705